Net financial results (Tables)	12 Months Ended
Dec. 31, 2023
Net Financial Results
Schedule of net financial results

	2023	2022	2021
Financial income
Interest income on financial investments and cash equivalents	11,622	16,913	6,074
Interest on tax credits	1,012	980	1,377
Other financial income	12,869	7,125	4,021
	25,503	25,018	11,472

Financial expenses
Interest on loans and financings	(110,734)	(104,689)	(96,565)
Premium paid on bonds repurchase	-	(3,277)	-
Interest accrual on asset retirement and environmental obligations - note 27	(26,969)	(23,662)	(9,667)
Interest on other liabilities	(9,215)	(11,472)	(12,371)
Interest on contractual obligations	(5,329)	(5,801)	(6,936)
Interest on lease liabilities - note 23 (b)	(427)	(542)	(1,272)
Interest on VAT discussions - note 9 (iv)	(16,033)	-	-
Interest on Factoring operations	(16,624)	(4,791)	(2,864)
Other financial expenses	(18,853)	(14,460)	(12,600)
	(204,184)	(168,694)	(142,275)

Other financial items, net
Changes in fair value of loans and financings – note 24 (c)	(525)	(1,472)	19,380
Changes in fair value of derivative financial instruments – note 16 (c)	(606)	(83)	(5,640)
Foreign exchange gain (loss) (i)	18,171	11,504	(19,839)
	17,040	9,949	(6,099)

Net financial results	(161,641)	(133,727)	(136,902)

(i) The amounts for years 2023 and 2022 are mainly due to (i) exchange variation gain on the outstanding USD accounts receivables and accounts payables of NEXA BR with NEXA in the amount of USD 23,662 and USD 24,010, respectively, and (ii) exchange variation loss of USD 3,863 and USD 331, respectively, mainly related to the intercompany loan of Nexa BR with its related parties which is not eliminated in the consolidation process. The transactions were impacted by the volatility of the Brazilian Real (“BRL”), which appreciated against the USD during 2023.